Advances From Federal Home Loan Bank (FHLB) And Other Borrowings Federal Home Loan Bank Advance Prepayments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Repayment and Penalties	$ 787,851	$ 178,067	$ 589,023
Repayments of Federal Home Loan Bank Borrowings	$ 15,000,000	$ 5,000,000	$ 30,000,000